OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ACCRUED LIABILITIES (Tables)
Other accrued liabilities
	December 31, 2021	December 31, 2020
(in thousands)
Lease liability - short term	$601	$673
Product warranty	432	371
Sales return reserve	71	61
Other taxes	180	109
Other	129	93
Other accrued liabilities	$1,413	$1,307

Product warranty liability
December 31, 2021
(in thousands)
Liability, beginning balance	$371
Net expenses	864
Warranty claims	(864)
Accrual revisions	61
Liability, ending balance	$432